Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	As of December 31,	As of June 30,
	2025	2025
	US$	US$
Payroll payables	271,265	108,407
Accrued professional fees	82,100	52,219
Accrued audit fees	-	14,035
Reimbursable payables (1)	2,159,978	516,645
Accrued occupancy expenses	23,100	-
Accrued expenses and other liabilities	2,536,443	691,306

(1)	Reimbursable payables primarily consist of expenses paid on behalf of due to Guangzhou 3E Network and Guangzhou Sanyi Network.